Income Taxes (Summary of Amounts and Expiry Dates of Unused Tax Losses and Unused Tax Credits) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Unused operating losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amount	$ 1,508
Expiry Date	2026 – Indefinite
Unused capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amount	$ 562
Expiry Date	Indefinite